TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(Unaudited)

SHARES			VALUE

		CONVERTIBLE PREFERRED AND WARRANTS(a) - 3.7% of Net Assets

		Biotechnology — 2.9%
140,000		Amphivena Therapeutics, Inc. Series B (Restricted) (b)	$2,100,000
225,416		Amphivena Therapeutics, Inc. Series C, 6.00% (Restricted) (b)	808,848
343,919		Arkuda Therapeutics, Inc. Series A Preferred Stock. (Restricted) (b)	818,183
398,613		Decipher Biosciences, Inc. Series II, 8.00% (Restricted) (b)	515,407
396,284		Decipher Biosciences, Inc. Series III, 8.00% (Restricted) (b)	860,730
442,577		Galera Therapeutics, Inc. Series C, 6.00% (Restricted) (b)	979,998
105,933		Oculis SA, Series B2 (Restricted) (c)	903,502
1,153,847		Rainier Therapeutics, Inc. Series A, 6.00% (Restricted) (b)	750,001
668,449		Rainier Therapeutics, Inc. Series B, 6.00% (Restricted) (b)	500,000
375,000		Therachon Holding AG Series B (Restricted) (b)	4,174,425
90,000		Trillium Therapeutics, Inc. Series II (c)	29,538
			12,440,632
		Health Care Equipment & Supplies (Restricted)(b) — 0.4%
79,330		CardioKinetix, Inc. Series C, 8.00%	0
142,574		CardioKinetix, Inc. Series D, 8.00%	0
439,333		CardioKinetix, Inc. Series E, 8.00%	0
481,378		CardioKinetix, Inc. Series F, 8.00%	0
N/A	(d)	CardioKinetix, Inc. Warrants (expiration 12/11/19, exercise price $0.69)	0
N/A	(d)	CardioKinetix, Inc. Warrants (expiration 06/03/20, exercise price $0.69)	0
8,822		CardioKinetix, Inc. Warrants (expiration 08/15/24, exercise price $2.85)	0
951,000		IlluminOss Medical, Inc. Series AA, 8.00%	951,000
895,848		IlluminOss Medical, Inc. Junior Preferred, 8.00%	895,848
71,324		IlluminOss Medical, Inc. Warrants (expiration 03/31/27, exercise price $1.00)	0
59,426		IlluminOss Medical, Inc. Warrants (expiration 09/06/27, exercise price $1.00)	0
23,771		IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
47,542		IlluminOss Medical, Inc. Warrants (expiration 01/11/28, exercise price $1.00)	0
47,542		IlluminOss Medical, Inc. Warrants (expiration 02/06/28, exercise price $1.00)	0
46,462		IlluminOss Medical, Inc. Warrants (expiration 01/29/29, exercise price $1.00)	0
12,964		IlluminOss Medical, Inc. Warrants (expiration 04/29/29, exercise price $1.00)	0

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE

20,470	IlluminOss Medical, Inc. Warrants (expiration 05/13/29, exercise price $1.00)	$0
		1,846,848
	Pharmaceuticals (Restricted)(b) — 0.4%
1,359,927	Curasen Therapeutics, Inc. Series A	1,499,999
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $20,192,025)	15,787,479

PRINCIPAL AMOUNT

	CONVERTIBLE NOTES(b) - 0.4% of Net Assets

	Biotechnology — 0.1%
$189,673	Rainier Therapeutics, Inc. Promissory Note, 8.00% due 03/31/20	189,672
189,673	Rainier Therapeutics, Inc. Promissory Note, 8.00% due 03/31/20	189,672
		379,344
	Health Care Equipment & Supplies — 0.3%
51,741	CardioKinetix, Inc. Promissory Note, 5.00% due 07/31/19	0
51,858	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	51,858
285,294	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	285,294
95,083	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	95,083
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	190,166
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	190,166
237,708	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	237,708
185,849	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	185,849
81,881	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	81,881
		1,318,005
	TOTAL CONVERTIBLE NOTES (Cost $1,749,504)	1,697,349

SHARES

	COMMON STOCKS AND WARRANTS - 91.1% of Net Assets

	Biotechnology — 73.7%
52,739	AC Immune SA (a) (c)	292,701
49,246	ACADIA Pharmaceuticals, Inc. (a)	1,316,346
148,748	Adaptimmune Therapeutics plc (a) (e)	597,967
7,425	Adynxx Inc.	21,570
254,000	Affimed N.V. (a)	728,980
32,262	Albireo Pharma, Inc. (a)	1,040,127
118,130	Alexion Pharmaceuticals, Inc. (a)	15,472,667
60,092	Alkermes plc (a)	1,354,474
53,396	Alnylam Pharmaceuticals, Inc. (a)	3,874,414
181,217	Amarin Corp. plc (a) (c) (e)	3,513,798
178,905	Amgen Inc.	32,968,613
112,529	Amicus Therapeutics, Inc. (a)	1,404,362
22,731	AnaptysBio, Inc. (a)	1,282,483
36,068	ARCA biopharma, Inc. (a)	264,018
18,027	ARCA biopharma, Inc. Warrants (expiration 06/11/22, exercise price $6.10) (a) (b)	30,646
320,135	Ardelyx, Inc. (a)	861,163

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE

	Biotechnology — continued
13,696	Arena Pharmaceuticals, Inc. (a)	$802,996
9,862	Argenx SE (a) (c) (e)	1,396,262
103,016	Array Biopharma Inc. (a)	4,772,731
30,700	Arrowhead Pharmaceuticals, Inc. (a)	813,550
27,062	Ascendis Pharma A/S (a) (c) (e)	3,116,189
50,072	Atreca, Inc. (Restricted) (b)	849,012
24,500	Atreca, Inc. Series A (a)	461,580
25,614	Audentes Therapeutics, Inc. (a)	969,746
23,492	BeiGene, Ltd. (a) (c) (e)	2,911,833
60,000	Bellicum Pharmaceuticals, Inc. (a)	102,000
71,895	Biogen Inc. (a) (f)	16,814,084
93,617	BioMarin Pharmaceutical Inc. (a)	8,018,296
34,700	bluebird bio, Inc. (a)	4,413,840
26,634	Blueprint Medicines Corp. (a)	2,512,385
399,550	Celgene Corp. (a)	36,934,402
47,437	Cellectis S.A. (a) (e)	740,017
114,333	Chimerix, Inc. (a)	493,919
158,784	Cidara Therapeutics, Inc. (a)	266,757
11,400	Clovis Oncology, Inc. (a)	169,518
64,441	Coherus BioSciences, Inc. (a)	1,424,146
54,956	CRISPR Therapeutics AG (a)	2,588,428
32,636	CymaBay Therapeutics, Inc. (a)	233,674
18,183	Editas Medicine, Inc. (a)	449,847
133,635	Epizyme, Inc. (a)	1,677,119
40,668	Esperion Therapeutics, Inc. (a)	1,891,875
190,789	Exelixis, Inc. (a)	4,077,161
24,379	Fate Therapeutics Inc. (a)	494,894
86,485	FibroGen, Inc. (a)	3,907,392
14,268	Galapagos NV (a) (c) (e)	1,840,629
488,910	Gilead Sciences, Inc.	33,030,760
22,963	Global Blood Therapeutics, Inc. (a)	1,207,854
154,089	Incyte Corp. (a)	13,091,401
48,394	Intellia Therapeutics, Inc. (a)	792,210
19,024	Intercept Pharmaceuticals, Inc. (a)	1,513,740
49,933	Ionis Pharmaceuticals, Inc. (a)	3,209,194
71,652	Iovance Biotherapeutics, Inc. (a)	1,756,907
11,225	Ligand Pharmaceuticals, Inc. (a)	1,281,334
72,509	Merus N.V. (a) (c)	1,062,257
62,194	Molecular Templates, Inc. (a)	519,320
6,321	Myriad Genetics, Inc. (a)	175,597
80,164	Nektar Therapeutics (a)	2,852,235
62,255	Neurocrine Biosciences, Inc. (a)	5,256,190
17,900	Novavax, Inc. (a)	104,894
111,820	Ovid Therapeutics Inc. (a)	206,867
374,819	Pieris Pharmaceuticals, Inc. (a)	1,761,649
23,821	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	39,781
11,911	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	25,847

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE

	Biotechnology — continued
44,891	Portola Pharmaceuticals, Inc. (a)	$1,217,893
43,547	Protagonist Therapeutics, Inc. (a)	527,354
49,136	PTC Therapeutics, Inc. (a)	2,211,120
23,629	Puma Biotechnology, Inc. (a)	300,325
19,190	Ra Pharmaceuticals, Inc. (a)	577,043
47,954	Regeneron Pharmaceuticals, Inc. (a)	15,009,602
12,801	REGENXBIO Inc. (a)	657,587
28,181	Sage Therapeutics, Inc. (a)	5,159,659
32,649	Sangamo Therapeutics, Inc. (a)	351,630
50,980	Sarepta Therapeutics, Inc. (a)	7,746,411
97,338	Seattle Genetics, Inc. (a)	6,736,763
193,471	Sutro Biopharma, Inc. (a)	2,201,700
128,573	Trillium Therapeutics, Inc. (a) (c)	42,198
11,770	Ultragenyx Pharmaceutical Inc. (a)	747,395
19,751	uniQure N.V. (a)	1,543,541
11,092	United Therapeutics Corp. (a)	865,842
134,383	Vertex Pharmaceuticals Inc. (a)	24,643,155
34,430	Viking Therapeutics, Inc. (a)	285,769
35,639	Xencor, Inc. (a)	1,458,704
		310,340,339
	Drug Discovery Technologies — 0.0%
51,160	ImmunoGen, Inc. (a)	111,017

	Health Care Equipment & Supplies — 1.2%
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	693,717
10,891	IDEXX Laboratories, Inc. (a)	2,998,619
23,524	NovoCure Ltd. (a)	1,487,423
		5,179,759
	Health Care Providers & Services (Restricted) — 0.1%
148,148	InnovaCare Health, Inc. (a) (b) (g)	490,370

	Healthcare Services — 0.1%
8,926	Syneos Health, Inc. (a)	456,029

	Life Sciences Tools & Services — 6.6%
8,237	Bio-Techne Corp.	1,717,332
57,985	Illumina, Inc. (a)	21,347,178
45,069	PRA Health Sciences, Inc. (a)	4,468,591
		27,533,101
	Medical Devices and Diagnostics — 0.1%
8,103	Genomic Health, Inc. (a)	471,352

	Pharmaceuticals — 9.3%
63,696	Acceleron Pharma Inc. (a)	2,616,632
20,403	Aerie Pharmaceuticals, Inc. (a)	602,909
228,539	Aerpio Pharmaceuticals, Inc. (a)	207,970
51,025	Agios Pharmaceuticals, Inc. (a)	2,545,127

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE

	Pharmaceuticals — continued
47,147	ArQule, Inc. (a)	$519,088
317,800	Avadel Pharmaceuticals plc (a) (e)	918,442
165,330	Clearside Biomedical, Inc. (a)	160,668
33,939	Concert Pharmaceuticals, Inc. (a)	407,268
29,100	Endo International plc (a)	119,892
90,238	Foamix Pharmaceuticals Ltd. (a) (c)	214,766
21,651	GW Pharmaceuticals plc (a) (c) (e)	3,732,416
84,952	Horizon Therapeutics plc (a)	2,043,945
122,890	Immunomedics, Inc. (a)	1,704,484
16,656	Intra-Cellular Therapies, Inc. (a)	216,195
23,089	Jazz Pharmaceuticals plc (a)	3,291,568
4,060	Madrigal Pharmaceuticals, Inc. (a)	425,529
75,459	Medicines Company (The) (a)	2,751,990
210,702	Milestone Pharmaceuticals Inc. (Restricted)	5,148,503
15,000	Milestone Pharmaceuticals Inc. (a)	407,250
4,130	Mirati Therapeutics, Inc. (a)	425,390
265,200	Mylan N.V. (a)	5,049,408
11,740	MyoKardia, Inc. (a)	588,644
7,570	Rhythm Pharmaceuticals, Inc. (a)	166,540
34,880	Spectrum Pharmaceuticals, Inc. (a)	300,317
284,378	Tetraphase Pharmaceuticals, Inc. (a)	136,587
220,178	TherapeuticsMD, Inc. (a)	572,463
929,053	Verona Pharma plc (a) (c)	690,212
115,500	Verona Pharma plc (a) (e)	617,925
371,622	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.07) (a) (b) (c)	1,982
13,626	WaVe Life Sciences Ltd. (a)	355,502
43,632	Zogenix, Inc. (a)	2,084,737
		39,024,349
	TOTAL COMMON STOCKS AND WARRANTS (Cost $287,417,208)	383,606,316

	EXCHANGE TRADED FUND(b) - 0.3% of Net Assets
15,173	SPDR S&P Biotech ETF	1,330,824
	TOTAL EXCHANGE TRADED FUND (Cost $1,042,983)	1,330,824

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT - 2.9% of Net Assets
$12,170,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $12,170,000, 0.50%, dated 06/28/19, due 07/01/19 (collateralized by U.S. Treasury Notes 1.875%, due 03/31/22, market value $12,417,122)	12,170,000
	TOTAL SHORT-TERM INVESTMENT (Cost $12,170,000)	12,170,000

The accompanying notes are an integral part of this schedule of investments.

INTEREST		VALUE

	MILESTONE INTERESTS (Restricted)(a)(b) - 1.4% of Net Assets
	Pharmaceuticals — 1.4%
1	Afferent Milestone Interest	$350,552
1	Ethismos Research, Inc. Milestone Interest	0
1	Neurovance Milestone Interest	1,864,851
1	TargeGen Milestone Interest	3,725,206
1	Therox Milestone Interest	6,240
	TOTAL MILESTONE INTERESTS (Cost $3,788,467)	5,946,849

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)

	CALL OPTION CONTRACTS PURCHASED- 0.0%
48/1,680,000	Biogen Inc. Jun20 350 Call	22,560

	CALL OPTION CONTRACTS PURCHASED (Premiums paid $247,467)	22,560
	TOTAL INVESTMENTS - 99.8% (Cost $326,607,654)	420,561,377
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	687,880
	NET ASSETS - 100%	$421,249,257

(a)              Non-income producing security.

(b)              Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(c)               Foreign security.

(d)              Number of warrants to be determined at a future date.

(e)               American Depository Receipt

(f)                A portion of security is pledged as collateral for call option purchased.

(g)               Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this schedule of investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2019, the cost of securities for Federal income tax purposes was $326,609,066. The net unrealized gain on securities held by the Fund was $93,952,311, including gross unrealized gain of $152,503,151 and gross unrealized loss of $58,550,841.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2019 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2019
ARCA Biopharma, Inc.	$489,981	$—	$(155,850)	$(842,919)	$803,452	$294,664	*
IlluminOss Medical, Inc	2,845,265	319,588	—	—	—	3,164,853	*
	$3,335,246	$319,588	$(155,850)	$(842,919)	$803,452	$3,459,517

* Not an affiliate at June 30, 2019

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(continued)

	Shares/ Principal Amount as of June 30, 2019	Dividend Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
ARCA Biopharma, Inc.	54,095	—	—
IlluminOss Medical, Inc	3,494,354	—	—
	3,548,449	$—	$—

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2019 to value the Fund’s net assets.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(continued)

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$29,538	$—	$12,411,094	$12,440,632
Health Care Equipment & Supplies	—	—	1,846,848	1,846,848
Pharmaceuticals	—	—	1,499,999	1,499,999
Convertible Notes
Biotechnology	—	—	379,344	379,344
Health Care Equipment & Supplies	—	—	1,318,005	1,318,005
Common Stocks And Warrants
Biotechnology	309,395,053	849,012	96,274	310,340,339
Drug Discovery Technologies	111,017	—	—	111,017
Health Care Equipment & Supplies	4,486,042	—	693,717	5,179,759
Health Care Providers & Services	—	—	490,370	490,370
Healthcare Services	456,029	—	—	456,029
Life Sciences Tools & Services	27,533,101	—	—	27,533,101
Medical Devices And Diagnostics	471,352	—	—	471,352
Pharmaceuticals	33,873,864	5,148,503	1,982	39,024,349
Exchange Traded Fund	1,330,824	—	—	1,330,824
Short-term Investment	—	12,170,000	—	12,170,000
Milestone Interests
Pharmaceuticals	—	—	5,946,849	5,946,849
Other Assets	—	—	707,664	707,664
Total	$377,686,820	$18,167,515	$25,392,146	$421,246,481

Other Financial Instruments
Assets
Options Contracts Purchased	$22,560	$—	$—	$22,560
	$22,560	$—	$—	$22,560

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2018	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2019
Convertible Preferred and Warrants
Biotechnology	$7,284,914	$2,758,082	$4,914,921	$(1,846,823)	$(700,000)	$12,411,094
Health Care Equipment & Supplies	1,846,848	0	0	0	0	1,846,848
Life Sciences Tools & Services	3,361,069	1,655,487	0	(5,016,556)	0	0
Pharmaceuticals	2,399,999	1,252	0	0	(901,252)	1,499,999
Convertible Notes
Biotechnology	349,198	127	379,217	(349,198)	0	379,344
Health Care Equipment & Supplies	998,417	0	319,588	0	0	1,318,005
Common Stock and Warrants
Biotechnology	131,337	(35,063)	0	0	0	96,274
Health Care Equipment & Supplies	550,092	152,566	0	(8,941)	0	693,717
Health Care Provider and Services	401,481	88,889	0	0	0	490,370
Pharmaceuticals	35,456	(33,474)	0	0	0	1,982
Milestone Interests
Health Care Equipment & Supplies	3,154,131	612,333	871	(3,767,335)	0	0
Pharmaceuticals	5,292,196	648,413	6,240	0	0	5,946,849
Other Assets	799,388	0	92,591	(184,315)	0	707,664
	$26,604,526	$5,848,612	$5,713,428	$(11,173,168)	$(1,601,252)	$25,392,146

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019						$2,611,396

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 6/30/2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$791,973	Income approach, Black-Scholes	Discount for lack of marketability	20.00%-50.00% (29.36%)
	7,703,046	Probability weighted expected return model	Discount rate Price to sales multiple	24.39%-47.13% (35.35%) 3.02x-11.05x (6.37x)
	8,376,174	Market approach, recent transaction	(a)	N/A
	1,866,507	Market comparable	Discount for lack of marketability	15.00%-50.00% (24.20)
			Earnings Ratio	5.55x-15.00x (8.03x)
	6,654,446	Probability adjusted value	Probability of events	20.00%-100.00% (59.61%)
			Timing of events	0.25-18.00 (3.22) years
$25,392,146

(a)   The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 7.26% of the Fund’s net assets at June 30, 2019.

At June 30, 2019, the Fund had a commitment of $2,576,901 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2019. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	07/27/16	$161,872	$350,552.00	$350,552
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17	2,101,222	15.00	2,100,000
Series C Cvt. Pfd	12/10/18	808,848	3.59	808,848
Arkuda Therapeutics,Inc.
Series A Preferred Stock. Cvt. Pfd	05/16/19	818,183	2.38	818,183
Atreca, Inc. common	09/05/18	700,000	16.96	849,012
CardioKinetix, Inc.
Series C Cvt. Pfd	05/22/08	1,653,409	0.00	0
Series D Cvt. Pfd	12/10/10	546,109	0.00	0
Series E Cvt. Pfd	09/14/11	1,254,419	0.00	0

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
CardioKinetix, Inc. (continued)
Series F Cvt. Pfd	12/04/14		$1,645,812	$0.00	$0
Cvt. Promissory Note	06/20/17		51,775	0.00	0
Warrants (expiration 12/11/19)	12/10/09, 02/11/10		123	0.00	0
Warrants (expiration 06/03/20)	06/03/10, 09/01/10		123	0.00	0
Warrants (expiration 08/15/24)	08/15/14		142	0.00	0
Cercacor Laboratories, Inc. Common	03/31/98		0	5.34	693,717
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18		1,499,999	1.10	1,499,999
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		1,846,823	1.29	515,407
Series III Cvt. Pfd	03/29/19		417,700	2.17	860,730
Ethismos Research, Inc. Milestone Interest	10/31/17		0	0.00	0
Galera Therapeutics, Inc. Series C Cvt. Pfd	08/30/18		980,024	2.21	979,998
IlluminOss Medical Inc.
Series AA Cvt. Pfd	01/21/16		960,650	1.00	951,000
Junior Preferred	01/21/16		1,566,291	1.00	895,848
Cvt. Promissory Note	03/28/17		286,619	100.00	285,294
Cvt. Promissory Note	12/20/17		95,433	100.00	95,083
Cvt. Promissory Note	01/11/18		190,281	100.00	190,166
Cvt. Promissory Note	02/06/18		190,166	100.00	190,166
Cvt. Promissory Note	09/05/18		237,708	100.00	237,708
Cvt. Promissory Note	01/28/19		185,849	100.00	185,849
Cvt. Promissory Note	04/10/19		51,858	100.00	51,858
Cvt. Promissory Note	05/10/19		81,882	100.00	81,881
Warrants (expiration 03/31/27)	03/28/17		331	0.00	0
Warrants (expiration 11/20/27)	11/21/17		87	0.00	0
Warrants (expiration 01/11/28)	01/11/18		29	0.00	0
Warrants (expiration 02/06/28)	02/06/18		0	0.00	0
Warrants (expiration 09/06/27)	09/05/18		0	0.00	0
Warrants (expiration 01/29/29)	01/28/19		0	0.00	0
Warrants (expiration 04/29/29)	04/10/19		0	0.00	0
Warrants (expiration 05/13/29)	05/10/19		0	0.00	0
InnovaCare Health, Inc. Common	12/21/12	†	643,527	3.31	490,370
Milestone Pharmaceuticals Inc. Common	05/09/19		1,719,435	24.44	5,148,503
Neurovance Milestone Interest	03/20/17		3,417,500	1,864,851.00	1,864,851
Oculis SA,
Series B2 Cvt. Pfd	01/16/19		891,115	8.53	903,502
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		750,552	0.65	750,001
Series B Cvt. Pfd	03/03/17		500,033	0.75	500,000
Cvt. Promissory Note	01/30/19		189,672	100.00	189,672
Cvt. Promissory Note	03/28/19		189,672	100.00	189,672
TargeGen Milestone Interest	07/20/10		202,855	3,725,206.00	3,725,206

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(continued)

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Therachon Holding AG Series B Cvt. Pfd	07/17/18	$1,500,000	$100.00	$4,174,425
Therox Milestone Interest	06/18/19	6,240	6,240.00	6,240
		$28,344,368		$30,583,741

(#)   See Schedule of Investments and corresponding footnotes for more information on each issuer.

†      Interest received as part of a corporate action for a previously owned security.